COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	13.9%
BANKS	3.6%
Bank of America Corp., 6.00%, Series GG(a)		839,557	$22,651,248
Bank of America Corp., 5.875%, Series HH(a)		616,229	16,638,183
Bank of Hawaii Corp., 4.375%, Series A(a)		244,460	6,241,064
Capital One Financial Corp., 4.80%, Series J(a)		320,494	8,406,557
First Republic Bank/CA, 4.00%, Series M(a)		1,443,504	35,106,017
JPMorgan Chase & Co., 5.75%, Series DD(a)		142,428	3,889,709
JPMorgan Chase & Co., 4.625%, Series LL(a)		2,000,450	52,811,880
JPMorgan Chase & Co., 4.20%, Series MM(a)		521,917	13,178,404
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		638,744	18,293,628
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(a),(b)		274,796	7,139,200
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,613,271	45,849,162
Signature Bank/New York NY, 5.00%, Series A(a)		2,309,250	60,271,425
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		357,527	9,749,761
Truist Financial Corp., 4.75%, Series R(a)		763,665	20,275,306
Wells Fargo & Co., 4.70%, Series AA(a)		477,258	12,542,340
Wells Fargo & Co., 4.375%, Series CC(a)		480,000	12,240,000
Wells Fargo & Co., 4.25%, Series DD(a)		482,522	12,082,351
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		464,342	12,699,754
Wells Fargo & Co., 4.75%, Series Z(a)		2,258,456	59,148,963
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		1,207,950	31,370,461

			460,585,413

ELECTRIC	1.3%
CMS Energy Corp., 4.20%, Series C(a)		738,887	18,442,620
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		358,222	9,596,767
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		707,970	17,911,641
SCE Trust VI, 5.00%(a)		977,147	24,067,131
Southern Co./The, 4.95%, due 1/30/80, Series 2020		2,146,181	56,766,487
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		1,502,000	47,132,760

			173,917,406

ELECTRIC—FOREIGN	0.4%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		778,449	20,255,243
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		693,931	17,729,937

		Shares	Value
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		359,424	$9,488,794

			47,473,974

FINANCIAL	2.3%
DIVERSIFIED FINANCIAL SERVICES	0.9%
Apollo Global Management, Inc., 6.375%, Series B(a)		683,017	18,509,761
Carlyle Finance LLC, 4.625%, due 5/15/61		895,967	22,954,674
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		985,898	25,771,374
Synchrony Financial, 5.625%, Series A(a)		1,888,360	50,343,677

			117,579,486

INVESTMENT ADVISORY SERVICES	0.1%
Affiliated Managers Group, Inc., 4.20%, due 9/30/61		347,410	8,546,286

INVESTMENT ADVISORY SERVICES—FOREIGN	0.1%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		710,240	18,309,987

INVESTMENT BANKER/BROKER	0.9%
Charles Schwab Corp./The, 5.95%, Series D(a)		1,183,369	30,069,407
Charles Schwab Corp./The, 4.45%, Series J(a)		566,591	14,844,684
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		500,551	14,025,439
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		1,279,378	36,526,242
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		739,656	21,916,007

			117,381,779

INVESTMENT BANKER/BROKER—FOREIGN	0.3%
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,231,189	31,604,622

TOTAL FINANCIAL			293,422,160

INDUSTRIALS—CHEMICALS	0.5%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		753,736	21,157,370
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		594,867	16,727,660
CHS, Inc., 7.50%, Series 4(a)		881,221	25,740,465

			63,625,495

INSURANCE	2.4%
LIFE/HEALTH INSURANCE	1.3%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		987,403	29,286,373
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		994,409	28,211,383
Athene Holding Ltd., 4.875%, Series D(a)		1,086,800	28,398,084
Brighthouse Financial, Inc., 5.375%, Series C(a)		2,079,500	55,273,110
Equitable Holdings, Inc., 5.25%, Series A(a)		1,099,645	29,723,404

		Shares	Value
Globe Life, Inc., 4.25%, due 6/15/61		40,112	$1,021,653

			171,914,007

MULTI-LINE—FOREIGN	0.2%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,117,839	29,578,020

PROPERTY CASUALTY	0.3%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		1,040,000	30,461,600
Selective Insurance Group, Inc., 4.60%, Series B(a)		224,228	5,836,655

			36,298,255

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.45%, Series F(a)		522,659	13,458,469
Arch Capital Group Ltd., 4.55%, Series G(a)		1,197,553	31,375,889

			44,834,358

REINSURANCE—FOREIGN	0.2%
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		885,955	22,060,279

TOTAL INSURANCE			304,684,919

INTEGRATED TELECOMMUNICATIONS SERVICES	1.4%
AT&T, Inc., 4.75%, Series C(a)		486,000	12,815,820
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		2,127,200	53,711,800
United States Cellular Corp., 5.50%, due 3/1/70		1,157,962	30,616,515
United States Cellular Corp., 5.50%, due 6/1/70		1,654,870	44,102,286
United States Cellular Corp., 6.25%, due 9/1/69		1,536,440	41,637,524

			182,883,945

PIPELINES	0.5%
Energy Transfer LP, 7.375% to 5/15/23, Series C(a),(b)		423,990	10,637,909
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		1,330,471	33,328,298
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		925,935	23,481,712

			67,447,919

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		942,586	24,997,381

REAL ESTATE	0.7%
HOTEL	0.1%
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	2,082,400

		Shares	Value
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		187,000	$4,835,820

			6,918,220

OFFICE	0.5%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,225,318	28,758,214
Brookfield Property Partners LP, 6.375%, Series A2(a)		527,135	13,304,887
Brookfield Property Preferred LP, 6.25%, due 7/26/81		500,000	12,230,000
Vornado Realty Trust, 5.25%, Series N(a)		480,000	12,912,000

			67,205,101

SHOPPING CENTERS—COMMUNITY CENTER	0.1%
SITE Centers Corp., 6.375%, Series A(a)		518,799	13,436,894

TOTAL REAL ESTATE			87,560,215

UTILITIES	0.3%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		766,307	21,027,464
Sempra Energy, 5.75%, due 7/1/79		587,039	16,143,573

			37,171,037

UTILITIES—FOREIGN	0.3%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		543,826	14,971,530
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		847,399	23,456,004

			38,427,534

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,700,251,402)			1,782,197,398

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	82.1%
BANKS	22.2%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$45,320,000	47,312,947
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		90,780,000	95,092,050
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		85,016,000	97,139,282
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		128,231,000	143,083,356
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		133,757,000	147,216,298
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		46,455,000	52,099,282
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000	3,848,586
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series H(a),(b)		12,646,000	13,302,201

	Principal Amount		Value
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)	$41,716,000		$43,071,770
Citigroup Capital III, 7.625%, due 12/1/36	4,800,000		7,097,255
Citigroup, Inc., 3.875% to 2/18/26(a),(b)	136,495,000		139,736,756
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	31,834,000		33,065,976
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)	47,060,000		49,270,643
Citigroup, Inc., 5.90% to 2/15/23(a),(b)	49,064,000		51,271,880
Citigroup, Inc., 5.95% to 1/30/23(a),(b)	41,552,000		43,343,930
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	81,574,000		89,221,562
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)	64,233,000		74,523,769
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	23,341,000		26,288,968
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)	11,019,000		11,802,451
CoBank ACB, 6.125%, Series G(a)	175,200	†	17,607,600
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)	103,600	†	11,380,460
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)	351,150	†	36,695,175
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	38,329,000		44,010,508
Comerica, Inc., 5.625% to 7/1/25(a),(b)	26,543,000		29,296,836
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(c)	12,113,945		17,350,198
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)	38,550,000		42,520,650
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c)	275,700	†	29,775,600
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	57,989,000		58,206,459
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b)	25,270,000		25,933,338
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)	15,380,000		16,648,850
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)	54,665,000		58,983,535
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)	23,479,000		27,614,826
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)	116,519,000		117,247,244
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)	30,276,000		30,995,055
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)	65,256,000		68,151,735
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)	15,839,000		16,731,924
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	111,884,000		121,665,459
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)	45,102,000		48,766,537
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	92,709,000		101,806,071
M&T Bank Corp., 3.50% to 9/1/26(a),(b)	28,659,000		28,515,705
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(a),(b)	77,800,000		77,800,000
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)	13,340,000		14,911,452
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)	78,219,000		80,272,249
SVB Financial Group, 4.10% to 2/15/31(a),(b)	14,354,000		14,824,811
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)	33,901,000		35,844,544

		Principal Amount	Value
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		$48,145,000	$52,710,109
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		45,453,000	52,361,856
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		42,982,000	46,420,560
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		213,958,000	220,777,911
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		52,473,000	58,612,866
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		15,355,000	16,535,416
Wells Fargo & Co., 5.95%, due 12/1/86		41,433,000	57,164,175
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		5,055,000	6,919,891

			2,852,848,567

BANKS—FOREIGN	28.7%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(d),(e)		18,200,000	22,701,401
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(b),(d),(e)		8,600,000	10,794,318
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(e)		19,530,000	22,800,201
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		36,600,000	39,894,000
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(d),(e)		22,990,000	28,156,896
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(d),(e)		10,200,000	13,018,839
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(d),(e)		21,400,000	26,499,727
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(d),(e)		7,000,000	8,331,107
Banco Santander SA, 3.625% to 3/21/29 (Spain)(a),(b),(d),(e)		24,000,000	27,174,889
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(e)		82,000,000	83,727,740
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(d),(e)		25,800,000	28,193,930
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		56,838,000	60,954,548
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(d),(e)		17,940,000	23,119,655
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(d),(e)		25,800,000	35,174,252
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)		20,400,000	16,928,167
Bank of Montreal, 4.80% to 8/25/24 (Canada)(a),(b)		19,000,000	20,092,500
Bank of Nova Scotia/The, 3.625% to 10/27/26, due 10/27/81 (Canada)(b)		30,600,000	30,460,709
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		38,295,000	41,262,863
Barclays PLC, 4.375% to 3/15/28 (United Kingdom)(a),(b),(e)		50,250,000	50,340,450
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)		46,670,000	51,716,427
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		18,400,000	27,828,509
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(d),(e)		13,909,000	19,994,424
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(e)		13,400,000	14,639,500
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(d),(e)		21,772,000	22,315,865

	Principal Amount	Value
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)	$50,390,000	$56,940,952
BNP Paribas SA, 4.625% to 2/25/31, 144A (France)(a),(b),(c),(e)	8,600,000	8,804,250
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(e)	70,731,000	76,810,329
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(e)	42,500,000	50,779,637
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(c)	10,171,000	10,692,264
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(e)	82,592,000	95,864,121
CaixaBank SA, 3.625% to 9/14/28 (Spain)(a),(b),(d),(e)	2,000,000	2,256,002
Commerzbank AG, 4.25% to 10/9/27 (Germany)(a),(b),(d),(e)	28,200,000	32,987,876
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(d),(e)	14,600,000	18,581,960
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(d),(e)	15,000,000	16,327,980
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e)	63,837,000	71,130,377
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(e)	49,230,000	54,964,360
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e)	40,300,000	48,772,591
Credit Suisse Group AG, 4.50% to 9/3/30, 144A (Switzerland)(a),(b),(c),(e)	12,600,000	12,379,500
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(e)	51,540,000	54,052,575
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(e)	63,300,000	69,630,000
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(d),(e)	69,743,000	72,479,715
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(e)	60,212,000	66,751,023
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(e)	103,201,000	110,605,672
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(e)	31,224,000	34,183,910
Danske Bank A/S, 4.375% to 5/18/26 (Denmark)(a),(b),(d),(e)	31,000,000	31,640,026
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(a),(b),(d),(e)	17,400,000	17,584,718
Deutsche Bank AG, 6.00% to 10/30/25 (Germany)(a),(b),(e)	35,600,000	37,647,000
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	19,600,000	21,597,828
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(b),(d),(e)	7,800,000	9,357,114
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(c)	23,856,000	39,369,557
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(e)	19,800,000	19,843,560
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a),(b),(e)	21,500,000	23,623,125
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(e)	13,800,000	14,938,500

	Principal Amount	Value
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	$65,234,000	$71,287,389
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	35,437,000	39,984,807
ING Groep N.V., 3.875% to 5/16/27 (Netherlands)(a),(b),(e)	20,400,000	19,836,960
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(b),(e)	9,000,000	8,751,600
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(b),(d),(e)	6,400,000	6,677,440
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	40,600,000	44,465,729
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	48,921,000	54,050,367
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(d),(e)	39,400,000	42,995,250
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(a),(b),(d),(e)	22,959,000	29,553,200
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(e)	40,000,000	45,295,600
Intesa Sanpaolo SpA, 7.75% to 1/11/27 (Italy)(a),(b),(d),(e)	10,000,000	14,154,874
La Banque Postale SA, 3.00% to 11/20/28 (France)(a),(b),(d),(e)	32,400,000	36,714,398
Lloyds Banking Group PLC, 6.413% to 10/1/35, 144A (United Kingdom)(a),(b),(c)	22,700,000	32,007,000
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(b),(c)	22,601,000	32,835,411
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(b),(e)	21,272,000	24,492,262
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	44,761,000	50,132,320
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	42,760,000	49,623,571
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(e)	51,600,000	51,976,680
Natwest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a),(b),(e)	7,600,000	11,008,260
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)	19,200,000	21,535,296
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	56,000,000	66,223,640
Nordea Bank Abp, 3.75% to 3/1/29, 144A (Finland)(a),(b),(c),(e)	33,400,000	32,940,750
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(e)	47,400,000	54,520,191
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(d),(e)	12,600,000	14,880,034
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)	55,200,000	43,404,301
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	44,000,000	36,825,770

		Principal Amount	Value
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(b),(c),(e)		$35,600,000	$36,467,928
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(e)		31,800,000	34,125,534
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(e)		61,771,000	69,608,504
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(e)		73,200,000	80,848,668
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(e)		64,667,000	75,757,714
Standard Chartered PLC, 4.30% to 8/19/28, 144A (United Kingdom)(a),(b),(c),(e)		16,000,000	15,780,000
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(b),(c),(e)		25,600,000	25,840,000
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)(a),(b),(c)		20,200,000	27,952,962
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(e)		53,666,000	57,851,411
Stichting AK Rabobank Certificaten, 19.436% (Netherlands)(a),(d)		25,373,125	42,342,376
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(d),(e)		10,200,000	10,813,306
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(d),(e)		46,600,000	49,753,702
UBS Group AG, 3.875% to 6/2/26, 144A (Switzerland)(a),(b),(c),(e)		38,400,000	38,424,576
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(b),(d),(e)		5,000,000	5,434,095
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(d),(e)		64,515,000	73,345,491
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(e)		70,400,000	76,852,512
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(d),(e)		7,200,000	8,212,500
UniCredit SpA, 4.45% to 12/3/27, Series EMTN (Italy)(a),(b),(d),(e)		27,000,000	32,456,096
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(d),(e)		19,300,000	26,394,233
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(d),(e)		44,203,000	48,388,361

			3,679,540,508

ELECTRIC	2.0%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		14,724,000	15,616,643
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		26,718,000	30,122,140
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		29,847,000	32,049,709
Duke Energy Corp., 3.25% to 1/15/27, due 1/15/82(b)		23,358,000	23,263,330
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		33,389,000	35,767,966
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		16,991,000	17,160,779
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		56,898,000	58,109,928

		Principal Amount	Value
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		$39,720,000	$42,086,120

			254,176,615

ELECTRIC—FOREIGN	1.6%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(d)		27,000,000	31,802,595
Electricite de France SA, 2.875% to 12/15/26 (France)(a),(b),(d)		5,000,000	5,995,185
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(d)		15,900,000	20,715,601
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(c)		6,152,000	6,569,659
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		114,553,000	136,404,557

			201,487,597

FINANCIAL	4.3%
CREDIT CARD	0.7%
American Express Co., 3.55% to 9/15/26(a),(b)		78,250,000	79,852,169
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		12,865,000	14,450,225

			94,302,394

DIVERSIFIED FINANCIAL SERVICES	0.9%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		19,860,000	20,327,703
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		18,444,000	19,252,316
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		24,083,000	24,941,090
Depository Trust & Clearing Corp./The, 3.375% to 6/20/26, Series D, 144A(a),(b),(c)		23,500,000	24,007,013
ILFC E-Capital Trust II, 3.71% to 11/8/21, due 12/21/65, 144A(b),(c)		31,235,000	26,081,225

			114,609,347

INVESTMENT BANKER/BROKER	2.7%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		64,233,000	66,336,631
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		169,235,000	176,850,575
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		88,143,000	98,169,266

			341,356,472

TOTAL FINANCIAL			550,268,213

FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144A(a),(c)		4,075,000	4,333,905

		Principal Amount	Value
Land O’ Lakes, Inc., 7.25%, 144A(a),(c)		$15,285,000	$16,472,950

			20,806,855

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 3.446% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(f)		27,009,000	26,497,403

INSURANCE	13.4%
FINANCE	0.2%
Liberty Mutual Group, Inc., 4.125% to 12/15/26, due 12/15/51, 144A(b),(c)		31,418,000	32,305,947

LIFE/HEALTH INSURANCE	4.2%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		45,630,000	49,622,625
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		68,080,000	94,795,273
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		13,977,000	16,451,724
MetLife, Inc., 9.25%, due 4/8/68, 144A(c)		49,077,000	74,782,585
MetLife, Inc., 10.75%, due 8/1/69		21,193,000	37,111,874
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		41,014,000	43,917,604
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		32,965,000	36,388,183
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		66,408,000	70,703,427
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		45,500,000	45,045,000
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		40,295,000	40,748,319
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		28,861,000	30,481,112

			540,047,726

LIFE/HEALTH INSURANCE—FOREIGN	3.2%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(d),(e)		6,400,000	8,060,299
Ageas, 3.875% to 12/10/29 (Belgium)(a),(b),(d),(e)		18,800,000	23,193,244
Dai-ichi Life Insurance Co., Ltd./The, 4.00% to 7/24/26, 144A (Japan)(a),(b),(c)		30,544,000	33,178,420
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		39,345,000	43,181,137
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(d)		12,000,000	13,266,900
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(d)		21,419,000	23,549,976
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(c)		24,000,000	25,018,616
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(d),(e)		16,900,000	25,519,531
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(c)		9,613,000	10,806,715

		Principal Amount	Value
Nippon Life Insurance Co, 4.00% to 9/19/27, due 9/19/47, 144A (FRN) (Japan)(b),(c)		$30,290,000	$32,947,948
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(c)		16,300,000	18,071,158
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(c)		50,605,000	55,663,982
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(d),(e)		32,700,000	34,796,103
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(d),(e)		20,358,000	31,878,482
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)(b),(c)		13,400,000	14,621,477
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(c)		16,450,000	18,123,047

			411,877,035

MULTI-LINE	1.1%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		24,868,000	28,598,200
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68(b)		56,582,000	83,840,096
Hartford Financial Services Group, Inc./The, 2.25% (3 Month US LIBOR + 2.125%), due 2/12/67, 144A, Series ICON (FRN)(c),(f)		35,950,000	34,781,700

			147,219,996

MULTI-LINE—FOREIGN	1.1%
Allianz SE, 3.50% to 11/17/25, 144A (Germany)(a),(b),(c),(e)		19,600,000	19,878,320
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		31,802,000	44,526,457
AXA SA, 8.60%, due 12/15/30 (France)		8,072,000	12,143,804
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(d)		3,105,000	3,513,696
CNP Assurances, 4.875% to 4/7/31 (France)(a),(b),(d),(e)		28,600,000	30,100,127
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)(a),(b),(d),(e)		19,000,000	25,844,249

			136,006,653

PROPERTY CASUALTY	1.1%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		37,900,000	44,347,569
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		38,512,000	41,095,326
Markel Corp., 6.00% to 6/1/25(a),(b)		31,800,000	35,274,150
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(b)		22,010,000	23,233,547

			143,950,592

		Principal Amount	Value
PROPERTY CASUALTY—FOREIGN	1.7%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(d)		$34,100,000	$35,862,254
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(d),(e)		27,570,000	36,526,465
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(d)		38,800,000	42,641,200
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		39,700,000	44,364,750
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(d)		49,195,000	55,646,928

			215,041,597

REINSURANCE	0.8%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		32,320,000	34,492,768
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		63,064,000	65,256,906

			99,749,674

TOTAL INSURANCE			1,726,199,220

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.7%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		74,235,000	75,228,635
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		17,014,000	20,826,475

			96,055,110

OIL & GAS—FOREIGN	1.9%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(d)		17,300,000	24,835,618
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		58,004,000	61,956,973
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		144,458,000	159,158,063

			245,950,654

		Principal Amount	Value
PIPELINES	0.4%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		$36,640,000	$38,247,397
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		11,574,000	12,167,167

			50,414,564

PIPELINES—FOREIGN	3.7%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		88,631,000	100,370,176
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		71,893,000	79,678,645
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		65,789,000	73,369,515
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		80,613,000	89,178,131
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		9,857,000	10,657,881
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		104,305,000	117,082,363

			470,336,711

REAL ESTATE—RETAIL—FOREIGN	1.0%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		61,100,000	65,422,825
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		59,700,000	64,234,215

			129,657,040

UTILITIES	1.8%
ELECTRIC	1.3%
Edison International, 5.375% to 3/15/26, Series A(a),(b)		52,774,000	54,636,922
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		18,088,000	21,237,844
Sempra Energy, 4.875% to 10/15/25(a),(b)		89,821,000	97,680,338

			173,555,104

ELECTRIC—FOREIGN	0.2%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(c)		25,000,000	28,531,250

GAS	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		30,500,000	33,234,572

TOTAL UTILITIES			235,320,926

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,009,061,242)			10,539,559,983

		Principal Amount	Value
CORPORATE BONDS—REAL ESTATE	0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, due 5/15/26, 144A(c)		$7,480,000	$7,779,200

TOTAL CORPORATE BONDS (Identified cost—$7,480,000)			7,779,200

		Shares
SHORT-TERM INVESTMENTS	3.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class I, 0.01%(g)		459,713,826	459,713,826

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$459,713,826)			459,713,826

PURCHASED OPTION CONTRACTS (Premiums paid—$7,181,402)	(0.0)%		8,503,489

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$12,183,687,872)	99.7%		12,797,753,896
WRITTEN OPTION CONTRACTS	(0.0)		(4,325,718)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		42,100,263

NET ASSETS	100.0%		$12,835,528,441

Over-the-Counter Option Contracts
Purchased Options:
Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(h)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 4/5/32	Goldman Sachs International	1.75%	4/1/22	$271,529,000	$4,532,382	$4,239,654
Option to receive 3-month LIBOR Quarterly, Pay 1.48% Semiannually, maturing 4/22/32	Goldman Sachs International	1.48%	4/20/22	142,670,000	2,649,020	4,263,836
				$414,199,000	$7,181,402	$8,503,490

Written Options:
Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(h)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.05% Semiannually, maturing 4/5/32	Goldman Sachs International	2.05%	4/1/22	$(271,529,000)	$(2,421,410)	$(2,059,548)
Option to pay 3-month LIBOR Quarterly, Receive 1.78% Semiannually, maturing 4/22/32	Goldman Sachs International	1.78%	4/20/22	(142,670,000)	(1,407,791)	(2,266,170)
				$(414,199,000)	$(3,829,201)	$(4,325,718)

Forward Foreign Currency Exchange Contracts

Counterparty		Contracts to Deliver		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	9,567,199	USD	7,566,209	10/4/21	$12,811
Brown Brothers Harriman	CAD	115,232,206	USD	91,217,401	10/4/21	240,434
Brown Brothers Harriman	EUR	6,000,000	USD	7,097,640	10/4/21	147,541
Brown Brothers Harriman	EUR	33,424,971	USD	39,153,109	10/4/21	435,296
Brown Brothers Harriman	EUR	33,797,173	USD	39,642,326	10/4/21	493,374
Brown Brothers Harriman	EUR	23,718,783	USD	28,046,465	10/4/21	571,815
Brown Brothers Harriman	EUR	435,953,106	USD	514,751,630	10/4/21	9,765,390
Brown Brothers Harriman	GBP	6,417,663	USD	8,843,103	10/4/21	195,943
Brown Brothers Harriman	GBP	104,826,522	USD	144,094,537	10/4/21	2,851,261
Brown Brothers Harriman	USD	98,489,820	CAD	124,799,405	10/4/21	40,546
Brown Brothers Harriman	USD	617,048,659	EUR	532,894,033	10/4/21	229,095
Brown Brothers Harriman	USD	7,383,933	GBP	5,384,941	10/4/21	(128,263)
Brown Brothers Harriman	USD	142,595,577	GBP	105,859,244	10/4/21	39,188
Brown Brothers Harriman	CAD	124,694,902	USD	98,395,311	11/2/21	(48,797)
Brown Brothers Harriman	EUR	528,787,679	USD	612,582,019	11/2/21	(271,784)
Brown Brothers Harriman	GBP	105,336,456	USD	141,886,099	11/2/21	(49,519)

						$14,524,331

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,771,351,232 which represents 21.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,382,554,503 which represents 10.8% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,480,208,900 or 27.1% of the net assets of the Fund.

(f)	Variable rate. Rate shown is in effect at September 30, 2021.
(g)	Rate quoted represents the annualized seven-day yield.
(h)	Represents the notional amount of the underlying swap contract.

Country Summary	% of Net Assets
United States	50.7
United Kingdom	10.9
Canada	7.4
France	7.0
Switzerland	4.8
Netherlands	2.6
Italy	2.3
Japan	2.0
Australia	2.0
Spain	1.9
Germany	1.3
Finland	0.7
Hong Kong	0.5
Sweden	0.5
Ireland	0.5
Other (includes short-term investments)	4.9

100.0%

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$173,917,406	$164,320,639	$9,596,767	$—
Other Industries	1,608,279,992	1,608,279,992	—	—
Preferred Securities—Capital Securities	10,539,559,983	—	10,539,559,983	—
Corporate Bonds	7,779,200	—	7,779,200	—
Short-Term Investments	459,713,826	—	459,713,826	—
Purchased Option Contracts	8,503,489	—	8,503,489	—

Total Investments in Securities(a)	$12,797,753,896	$1,772,600,631	$11,025,153,265	$—

Forward Foreign Currency Exchange Contracts	$15,022,694	$—	$15,022,694	$—

Total Derivative Assets(a)	$15,022,694	$—	$15,022,694	$—

Forward Foreign Currency Exchange Contracts	$(498,363)	$—	$(498,363)	$—
Written Option Contracts	(4,325,718)	—	(4,325,718)	—

Total Derivative Liabilities(a)	$(4,824,081)	$—	$(4,824,081)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the nine months ended September 30, 2021:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$455,195,236	$455,195,236	$733,028,660

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents seven months for both purchased and written option contracts.

(b)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.